UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ];       Amendment Number:___
         This Amendment:               [  ] is a restatement
                                       [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Firsthand Capital Management, Inc.
Address:          125 South Market
                  Suite 1200
                  San Jose, California 95113

Form 13F File Number:  28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin M. Landis
Title:            President
Phone:            (408) 294-2200

Signature, Place, and Date of Signing

/s/ Kevin Landis                            San Jose, California       08/11/08
-----------------------------------         --------------------      ----------


Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        1
                                            --------------------------

Form 13F Information Table Entry Total:                   66
                                            --------------------------

Form 13F Information Table Value Total:     $          440,651
                                            --------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. The Equitable Life Assurance Society (13F file number: 28-42)

                       Firsthand Capital Management, Inc.
                                    FORM 13F
                                  as of 6/30/08

      COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------          ------------- --------- ----------- -------------------  ----------  -------- -----------------------
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS   SOLE    SHARED  NONE
----------------------         -----------------------------------------------------------------------------------------------------
Corning, Inc.                  Common Stock  219350105  $ 35,566.70  1,543,024  SH        SOLE              1,542,451           573
Broadcom Corp. - A             Common Stock  111320107  $ 29,082.76  1,065,693  SH        SOLE              1,065,108           585
Intel Corp.                    Common Stock  458140100  $ 23,268.75  1,083,275  SH        SOLE              1,082,565           710
Cisco Systems, Inc.            Common Stock  17275R102  $ 22,349.84    960,870  SH        SOLE                960,320           550
EMC Corp.                      Common Stock  268648102  $ 19,078.64  1,298,750  SH        SOLE              1,297,880           870
Nokia Corp. - ADR              ADR           654902204  $ 18,967.29    774,175  SH        SOLE                773,810           365
Rambus, Inc.                   Common Stock  750917106  $ 18,907.91    991,500  SH        SOLE                991,500
Seagate Technology, Inc.       Common Stock  G7945J104  $ 18,540.91    969,206  SH        SOLE                968,581           625
NICE-Systems, Ltd.             Common Stock  653656108  $ 17,178.84    580,955  SH        SOLE                580,530           425
Google, Inc.                   Common Stock  38259P508  $ 17,010.21     32,313  SH        SOLE                 32,285            28
AuthenTec, Inc.                Common Stock  052660107  $ 14,994.11  1,438,974  SH        SOLE              1,438,974
Applied Materials, Inc.        Common Stock  038222105  $ 14,825.77    776,625  SH        SOLE                776,132           493
L-1 Identity Solutions, Inc.   Common Stock  50212A106  $ 12,960.56    973,015  SH        SOLE                972,064           951
China Mobile Hong Kong Ltd.    Common Stock  16941M109  $ 12,587.94    188,020  SH        SOLE                187,820           200
Microsoft Corp.                Common Stock  594918104  $ 11,463.44    416,701  SH        SOLE                416,335           366
Suntech Power Holdings
  Co., Ltd - ADR               ADR           86800C104  $  9,370.24    250,140  SH        SOLE                249,890           250
Netflix, Inc.                  Common Stock  64110L106  $  9,202.71    353,000  SH        SOLE                353,000
Intevac, Inc.                  Common Stock  461148108  $  8,986.78    796,700  SH        SOLE                796,700
Hewlett-Packard Company        Common Stock  428236103  $  8,896.82    201,240  SH        SOLE                201,010           230
Adobe Systems, Inc.            Common Stock  00724F101  $  8,236.88    209,111  SH        SOLE                208,929           182
Akamai Technologies, Inc.      Common Stock  00971T101  $  8,116.51    233,300  SH        SOLE                233,300
Texas Instruments, Inc.        Common Stock  882508104  $  7,954.05    282,459  SH        SOLE                282,153           306
eBay, Inc.                     Common Stock  278642103  $  7,203.78    263,585  SH        SOLE                263,335           250
Chartered Semiconductor
  Manufacturing, Ltd.          ADR           16133R106  $  6,714.00  1,182,042  SH        SOLE              1,182,042
Clearwire Corp.                Common Stock  185385309  $  6,467.04    499,000  SH        SOLE                499,000
VeriFone Holdings, Inc.        Common Stock  92342Y109  $  5,688.02    475,985  SH        SOLE                475,985
FormFactor, Inc.               Common Stock  346375108  $  5,429.37    294,594  SH        SOLE                294,594
Echelon Corp.                  Common Stock  27874N105  $  5,420.62    497,305  SH        SOLE                497,305
Koninklijke (Royal) Philips
  Electronics N.V.             Common Stock  500472303  $  5,338.71    157,950  SH        SOLE                157,785           165
Itron, Inc.                    Common Stock  465741106  $  4,973.07     50,565  SH        SOLE                 50,565
Trina Solar Limited - Spon ADR ADR           89628E104  $  4,884.02    159,400  SH        SOLE                159,400
SiRF Technology Holdings, Inc. Common Stock  82967H101  $  4,531.68  1,049,000  SH        SOLE              1,049,000
Alvarion Ltd.                  Common Stock  M0861T100  $  4,217.19    597,335  SH        SOLE                597,335
Omniture, Inc.                 Common Stock  68212S109  $  4,002.69    215,546  SH        SOLE                215,546
ViaSat, Inc.                   Common Stock  92552V100  $  3,959.14    195,900  SH        SOLE                195,900
Semiconductor Manufacturing
  International Corp.          Common Stock  81663N206  $  3,783.00  1,300,000  SH        SOLE              1,300,000
America Movil, S.A.B de C.V.,  Common Stock  02364W105  $  3,244.13     61,500  SH        SOLE                 61,500
Equinix, Inc.                  Common Stock  29444U502  $  2,230.50     25,000  SH        SOLE                 25,000
Techwell, Inc.                 Common Stock  87874D101  $  1,967.50    159,700  SH        SOLE                159,700
NeuStar, Inc.                  Common Stock  64126X201  $    935.70     43,400  SH        SOLE                 43,400
International Business
  Machines Corp.               Common Stock  459200101  $    853.42      7,200  SH        SOLE                  7,200
ValueClick, Inc.               Common Stock  92046N102  $    852.95     56,300  SH        SOLE                 56,300
News Corp.                     Common Stock  65248E203  $    851.31     55,460  SH        SOLE                 55,460
Singapore Telecom - ADR        Common Stock  82929R304  $    805.98     30,300  SH        SOLE                 30,300
Napster, Inc.                  Common Stock  630797108  $    781.00    550,000  SH        SOLE                550,000
Monster Worldwide, Inc.        Common Stock  611742107  $    719.29     34,900  SH        SOLE                 34,900
Microvision, Inc.              Common Stock  594960106  $    715.28    260,100  SH        SOLE                260,100
CyberSource Corp.              Common Stock  23251J106  $    699.55     41,814  SH        SOLE                 41,814
Lenovo Group Ltd ADR           ADR           526250105  $    692.67     49,300  SH        SOLE                 49,300
Cavium Networks, Inc.          Common Stock  14965A101  $    617.40     29,400  SH        SOLE                 29,400
Synaptics, Inc.                Common Stock  87157D109  $    577.27     15,300  SH        SOLE                 15,300
Verint Systems, Inc.           Common Stock  92343X100  $    521.26     22,200  SH        SOLE                 22,200
Spreadtrum Communications,
  Inc.                         Common Stock  849415203  $    488.02     97,800  SH        SOLE                 97,800
Gmarket, Inc.                  Common Stock  38012G100  $    453.05     22,100  SH        SOLE                 22,100
Comcast Corp. - Special CL A   Common Stock  20030N200  $    422.10     22,500  SH        SOLE                 22,500
Power Integrations, Inc.       Common Stock  739276103  $    404.61     12,800  SH        SOLE                 12,800
LivePerson, Inc.               Common Stock  538146101  $    393.40    140,000  SH        SOLE                140,000
Dell, Inc.                     Common Stock  24702R101  $    339.14     15,500  SH        SOLE                 15,500
Metalico, Inc.                 Common Stock  591176102  $    201.48     11,500  SH        SOLE                 11,500
Valence Technology, Inc.       Common Stock  918914102  $    172.33     38,900  SH        SOLE                 38,900
iRobot Corp.                   Common Stock  462726100  $    162.13     11,800  SH        SOLE                 11,800
Orion Energy Systems, Inc.     Common Stock  686275108  $    140.00     14,000  SH        SOLE                 14,000
Internap Network Services
  Corp.                        Common Stock  45885A300  $    110.99     23,715  SH        SOLE                 23,715
Microtune, Inc.                Common Stock  59514P109  $     64.36     18,600  SH        SOLE                 18,600
Shortel, Inc.                  Common Stock  825211105  $     44.20     10,000  SH        SOLE                 10,000
U.S. Geothermal, Inc.          Common Stock  90338S102  $     30.87     10,500  SH        SOLE                 10,500
                                                    66  $440,651.82